Condensed Consolidated Statements of Comprehensive Income (unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements of Comprehensive Income (unaudited) [Abstract]
Net income (loss)	$ 101,361	$ (48,249)	$ 341,482	$ 119,202	$ 188,601	$ (211,567)	$ 427,099
Other comprehensive income (loss):
Foreign currency translation adjustments	9,057	6,197	(9,620)	4,186	(1,253)	1,802	3,470
Income tax benefit	0	0	0	796	796	(1,405)	(510)
Foreign currency translation adjustments, net of tax	9,057	6,197	(9,620)	4,982	(457)	397	2,960
Unrealized gains on investments:
Unrealized gains arising during period	137	321	440	1,091	1,375	225	751
Less: reclassification adjustment for gains (losses) included in net income	0	(45)	6	(27)	47	(34)	47
Change in unrealized gains on investments	137	366	434	1,118	1,328	259	704
Income tax (expense)	(25)	(103)	(346)	(565)	(780)	302	(247)
Unrealized gains on investments, net of tax	112	263	88	553	548	561	457
Changes in employee benefit related items:
Amortization of transition asset	0	(35)	(47)	(107)	(143)	(143)	(143)
Amortization of prior service cost	(872)	26	(818)	80	107	107	(845)
Recognized actuarial loss	606	211	1,196	365	(10,074)	(15,408)	(9,213)
Changes in employee benefit related items	(266)	202	331	338	10,110	15,444	10,201
Income tax benefit (expense)	3	(287)	(96)	(290)	134	(340)	(112)
Employee benefit related items, net of tax	(263)	(85)	235	48	10,244	15,104	10,089
Other comprehensive income (loss)	8,906	6,375	(9,297)	5,583	(10,153)	(14,146)	(6,672)
Less: Comprehensive income (loss) in consolidated entities attributable to non-controlling interests	1,354	(3,933)	6,147	1,994	(354)	(37,316)	(12,053)
Comprehensive income (loss) attributable to AllianceBernstein Unitholders	$ 108,913	$ (37,941)	$ 326,038	$ 122,791	$ 178,802	$ (188,397)	$ 432,480